Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2021 were as follows:

	Americas	EMEA	Asia/Pacific	Global Specialty Businesses	Total

Balance as of December 31, 2020	$213,242	$140,162	$158,090	$119,718	$631,212
Goodwill additions	1,490	3,380	1,308	2,624	8,802
Currency translation and other adjustments	(709)	(8,022)	3,060	(3,149)	(8,820)
Balance as of December 31, 2021	214,023	135,520	162,458	119,193	631,194
Goodwill additions (reductions)	1,853	251	—	(59)	2,045
Goodwill impairments	—	(93,000)	—	—	(93,000)
Currency translation and other adjustments	23	(8,204)	(12,083)	(4,967)	(25,231)
Balance as of December 31, 2022	$215,899	$34,567	$150,375	$114,167	$515,008

Schedule of Finite-Lived Intangible Assets
Gross carrying amounts and accumulated amortization for definite-lived intangible assets as of December 31, 2022 and 2021 were as follows:

	Gross Carrying Amount		Accumulated Amortization		Net Book Value
	2022	2021	2022	2021	2022	2021
Customer lists and rights to sell	$831,600	$853,122	$191,286	$147,858	$640,314	$705,264
Trademarks, formulations and product technology	158,564	163,974	46,281	38,747	112,283	125,227
Other	7,576	6,309	6,390	5,900	1,186	409
Total definite-lived intangible assets	$997,740	$1,023,405	$243,957	$192,505	$753,783	$830,900

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Amortization is recorded within SG&A in the Company’s Consolidated Statements of Operations. Estimated annual aggregate amortization expense for the subsequent five years is as follows:

For the year ended December 31, 2023	$57,822
For the year ended December 31, 2024	57,218
For the year ended December 31, 2025	56,466
For the year ended December 31, 2026	56,194
For the year ended December 31, 2027	55,897